Additional Information - Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 807,275,992	$ 816,779,973	$ 752,747,586	$ 406,057,906
Total current assets	1,765,487,241	1,768,721,565
Other non-current assets	1,669,354
TOTAL ASSETS	2,864,856,899	2,877,448,179
Current liabilities:
Accrued expenses and other current liabilities	24,410,724	28,545,383
Convertible senior notes	83,582,000
Total current liabilities	1,479,154,872	1,007,435,318
Convertible senior notes		127,756,000
Total liabilities	1,983,072,190	1,732,122,930
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,933	39,823
Additional paid-in capital	656,943,591	650,944,164
Retained earnings	215,395,146	481,950,538
Accumulated other comprehensive income	9,206,322	12,190,872
Total Trina Solar Limited shareholders' equity	881,584,992	1,145,125,397
TOTAL LIABILITIES AND EQUITY	2,864,856,899	2,877,448,179
Entities with net asset distribution restrictions
Current assets:
Cash and cash equivalents	5,739,486	43,204,022	99,283,656	100,836,223
Other current assets	19,532	12,817
Total current assets	5,759,018	43,216,839
Amount due from group companies	112,531,676	119,927,513
Investment in subsidiaries	853,607,661	1,117,941,053
Other non-current assets	209,574	209,574
TOTAL ASSETS	972,107,929	1,281,294,979
Current liabilities:
Accrued expenses and other current liabilities	6,940,937	8,413,582
Convertible senior notes	83,582,000
Total current liabilities	90,522,937	8,413,582
Convertible senior notes		127,756,000
Total liabilities	90,522,937	136,169,582
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,982,271,362 and 3,993,306,819 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	39,933	39,823
Additional paid-in capital	656,943,591	650,944,164
Retained earnings	215,395,146	481,950,538
Accumulated other comprehensive income	9,206,322	12,190,872
Total Trina Solar Limited shareholders' equity	881,584,992	1,145,125,397
TOTAL LIABILITIES AND EQUITY	$ 972,107,929	$ 1,281,294,979